Advances from FHLB and Other Borrowings - Advances Outstanding from FHLB (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Advances from FHLB	$ 28,000	$ 64,000	$ 22,000
Fixed rate, fixed term, Advance for FHLB, 1
Debt Instrument [Line Items]
Advances from FHLB			5,000
Advances from FHLB, Maturity	Mar. 19, 2014
Advances from FHLB, Rate	3.00%
Fixed rate, fixed term, Advance for FHLB, 2
Debt Instrument [Line Items]
Advances from FHLB	$ 2,000		2,000
Advances from FHLB, Maturity	Jul. 16, 2015
Advances from FHLB, Rate	3.59%
Fixed rate, fixed term, Advance for FHLB, 3
Debt Instrument [Line Items]
Advances from FHLB	$ 1,000		1,000
Advances from FHLB, Maturity	Aug. 25, 2015
Advances from FHLB, Rate	1.79%
Fixed rate, fixed term, Advance for FHLB, 4
Debt Instrument [Line Items]
Advances from FHLB	$ 2,000		2,000
Advances from FHLB, Maturity	Aug. 25, 2015
Advances from FHLB, Rate	1.89%
Fixed rate, fixed term, Advance for FHLB, 5
Debt Instrument [Line Items]
Advances from FHLB	$ 1,750		1,750
Advances from FHLB, Maturity	Nov. 09, 2015
Advances from FHLB, Rate	0.44%
Fixed rate, fixed term, Advance for FHLB, 6
Debt Instrument [Line Items]
Advances from FHLB	$ 2,150		2,150
Advances from FHLB, Maturity	Jun. 28, 2016
Advances from FHLB, Rate	0.96%
Fixed rate, fixed term, Advance for FHLB, 7
Debt Instrument [Line Items]
Advances from FHLB	$ 2,000		2,000
Advances from FHLB, Maturity	Mar. 15, 2017
Advances from FHLB, Rate	1.46%
Fixed rate, fixed term, Advance for FHLB, 8
Debt Instrument [Line Items]
Advances from FHLB	$ 3,800		3,800
Advances from FHLB, Maturity	Nov. 15, 2017
Advances from FHLB, Rate	0.95%
Fixed rate, fixed term, Advance for FHLB, 9
Debt Instrument [Line Items]
Advances from FHLB	$ 2,300		$ 2,300
Advances from FHLB, Maturity	Apr. 23, 2018
Advances from FHLB, Rate	1.07%
Fixed rate, fixed term, Advance for FHLB, 10
Debt Instrument [Line Items]
Advances from FHLB	$ 2,000
Advances from FHLB, Maturity	Aug. 14, 2019
Advances from FHLB, Rate	1.77%
Fixed rate, fixed term, Advance for FHLB, 11
Debt Instrument [Line Items]
Advances from FHLB	$ 4,000
Advances from FHLB, Maturity	Dec. 30, 2020
Advances from FHLB, Rate	2.09%
Fixed rate, fixed term, Advance for FHLB, 12
Debt Instrument [Line Items]
Advances from FHLB	$ 3,000
Advances from FHLB, Maturity	Aug. 16, 2021
Advances from FHLB, Rate	2.29%
Fixed rate, fixed term, Advance for FHLB, 13
Debt Instrument [Line Items]
Advances from FHLB	$ 2,000
Advances from FHLB, Maturity	Dec. 30, 2021
Advances from FHLB, Rate	2.29%